Northern Lights Fund Trust

Toews Hedged International Developed Markets Fund

Toews Hedged Emerging Markets Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Large-Cap Fund

Toews Hedged Small & Mid-Cap Fund

Toews Hedged Growth Allocation Fund

      Toews Unconstrained Income Fund

Incorporated herein by reference is the definitive version of the supplement for Toews Hedged International Developed Markets Fund, Toews Hedged Emerging Markets Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid-Cap Fund, Toews Hedged Growth Allocation Fund and Toews Unconstrained Income Fund, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 13, 2013 (SEC Accession No. 0000910472-13-003827).